Eaton Vance Global Income Builder Fund

EATON VANCE GLOBAL INCOME BUILDER FUND
Supplement to Prospectus dated March 1, 2019

1.       The following replaces “Fees and Expenses of the Fund” in “Fund Summary”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 26 of this Prospectus and page 23 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class C	Class I	Class R
Management Fees(2)	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses	0.23%	0.23%	0.22%	0.22%
Total Annual Fund Operating Expenses	1.18%	1.93%	0.92%	1.42%
Expense Reimbursement(3)	(0.01)%	(0.01)%	(0.00)%	(0.00)%
Net Annual Fund Operating Expenses	1.17%	1.92%	0.92%	1.42%
(1)	Expenses in the table above and the Example below reflect the expenses of the Fund and Global Income Builder Portfolio (the “Portfolio”), the Fund’s master portfolio.
(2)	“Management Fees” reflect a fee reduction agreement to the Fund’s investment advisory agreement effective May 1, 2019, and “Management Fees” have been restated to reflect the fees as if the Fund’s revised advisory fee was in effect for the Fund’s full fiscal year ended October 31, 2018.
(3)	The investment adviser, administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.17% for Class A shares, 1.92% for Class C shares, 0.92% for Class I shares, and 1.42% for Class R shares. This expense reimbursement will continue through February 28, 2021. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser, administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$687	$927	$1,186	$1,924	$687	$927	$1,186	$1,924
Class C shares	$295	$605	$1,041	$2,253	$195	$605	$1,041	$2,253
Class I shares	$94	$293	$509	$1,131	$94	$293	$509	$1,131
Class R shares	$145	$449	$776	$1,702	$145	$449	$776	$1,702

2.       The following replaces the first paragraph and related table in “Fund.” under “Management and Organization”:

Fund. Under its investment advisory agreement with the Fund, BMR receives a monthly advisory fee based on the average daily net assets of the Fund that are not invested in other investment companies for which BMR or its affiliates serves as the investment adviser and receives an advisory fee (“Direct Assets”) as follows:

Direct Assets	Annual Fee Rate* (for each level)
Up to $500 million	0.550%
$500 million but less than $1 billion	0.525%
$1 billion but less than $2.5 billion	0.500%
$2.5 billion and over	0.475%

*	Pursuant to a fee reduction agreement dated May 1, 2019.

Prior to May 1, 2019, BMR received a monthly advisory fee as follows:

Direct Assets	Annual Fee Rate* (for each level)
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%

*	Pursuant to a fee reduction agreement dated March 24, 2016.

3.       The following replaces the first paragraph and related table in “Portfolio.” under “Management and Organization”:

Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate* (for each level)
Up to $500 million	0.550%
$500 million but less than $1 billion	0.525%
$1 billion but less than $2.5 billion	0.500%
$2.5 billion and over	0.475%

*	Pursuant to a fee reduction agreement dated May 1, 2019.

Prior to May 1, 2019, BMR received a monthly advisory fee as follows:

Direct Assets	Annual Fee Rate (for each level)
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%

May 1, 2019	31906 5.1.19

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 26 of this Prospectus and page 23 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Eaton Vance Global Income Builder Fund	Class A	Class C	Class I	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - Eaton Vance Global Income Builder Fund		Class A	Class C	Class I	Class R
Management Fees	[1]	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.50%
Other Expenses		0.23%	0.23%	0.22%	0.22%
Total Annual Fund Operating Expenses		1.18%	1.93%	0.92%	1.42%
Expense Reimbursement	[2]	(0.01%)	(0.01%)	none	none
Net Annual Fund Operating Expenses		1.17%	1.92%	0.92%	1.42%
[1]	"Management Fees" reflect a fee reduction agreement to the Fund's investment advisory agreement effective May 1, 2019, and "Management Fees" have been restated to reflect the fees as if the Fund's revised advisory fee was in effect for the Fund's full fiscal year ended October 31, 2018.
[2]	The investment adviser, administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.17% for Class A shares, 1.92% for Class C shares, 0.92% for Class I shares, and 1.42% for Class R shares. This expense reimbursement will continue through February 28, 2021. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser, administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Expenses in the table above and the Example below reflect the expenses of the Fund and Global Income Builder Portfolio (the “Portfolio”), the Fund’s master portfolio.
Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Eaton Vance Global Income Builder Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	687	927	1,186	1,924
Class C	295	605	1,041	2,253
Class I	94	293	509	1,131
Class R	145	449	776	1,702

Expense Example, No Redemption - Eaton Vance Global Income Builder Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	687	927	1,186	1,924
Class C	195	605	1,041	2,253
Class I	94	293	509	1,131
Class R	145	449	776	1,702

[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and Global Income Builder Portfolio (the "Portfolio"), the Fund's master portfolio.